PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current [Abstract]
Other receivables	$ 1,153,627	$ 782,022
Taxes receivable	207,172	168,266
Deferred payment channel costs	197,814	271,194
Securities purchased under agreements to resell	160,289	390,002
Prepaid expenses	111,986	121,049
Security deposits	14,898	16,828
Assets held for sale	0	25,954
Others	16,056	23,336
Total Current	1,861,842	1,798,651
Non-current [Abstract]
Security deposits	41,984	47,314
Prepayment of long-lived assets (including renovation-in-progress)	24,318	61,733
Deferred payment channel costs	12,089	8,476
Other receivables	2,652	6,821
Others	6,662	11,272
Total Non-current	$ 87,705	$ 135,616